Retirement Plans - Funded status of plan by geographic location (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Funded status - end of year	$ (42,763)	$ (43,843)
US Plan
Defined Benefit Plan Disclosure [Line Items]
Funded status - end of year	(16,306)	(13,124)
UK Plans
Defined Benefit Plan Disclosure [Line Items]
Funded status - end of year	(4,650)	(7,742)
Europe plans
Defined Benefit Plan Disclosure [Line Items]
Funded status - end of year	$ (21,807)	$ (22,977)